Details of the fair value of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [Abstract]
Equity instruments	₩ 253,358	₩ 189,235
Debt instruments	822,582	648,265
Bank deposit	284,655	199,743
Others	1,310,237	1,074,070
Plan assets	₩ 2,670,832	₩ 2,111,313